Condensed Parent Company Information (Tables)	12 Months Ended
Feb. 28, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

a. Condensed Balance Sheets

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Current assets
Cash and cash equivalents	73,528	102,743	14,108
Short-term investment under fair value	82,791	37,953	5,211
Long-term investments under fair value, current	14,122	3,584	492
Amounts due from subsidiaries and consolidated VIEs	4	1,460	200
Other current assets	1,334	2,858	393
Total current assets	171,779	148,598	20,404
Non-current assets
Restricted cash	121,472	127,449	17,500
Long-term investment under fair value, non-current	94,817	99,571	13,672
Investments in subsidiaries and consolidated VIEs	124,990	117,724	16,165
Total non-current assets	341,279	344,744	47,337
Total assets	513,058	493,342	67,741
Accrued expenses and other current liabilities	1,446	1,043	144
Amounts due to subsidiaries and consolidated VIEs	35,322	36,432	5,002
Other liabilities	1,287	1,256	172
Total liabilities	38,055	38,731	5,318
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 21,163,416 and 22,600,576 shares issued and outstanding as of February 29, 2024 and February 28, 2025, respectively)	14	15	2
Additional paid-in capital	783,313	747,376	102,622
Treasury shares (2,938,567 and 2,363,567 shares as of February 29, 2024 and February 28, 2025, respectively)	(56,090)	(45,115)	(6,195)
Accumulated deficit	(277,339)	(276,538)	(37,971)
Accumulated other comprehensive income	25,105	28,873	3,965
Total equity	475,003	454,611	62,423
Total liabilities and equity	513,058	493,342	67,741

Schedule of Condensed Statements of Operations and Comprehensive Income

b. Condensed Statements of Operations and Comprehensive Income

	For the Year Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
Operating expenses	(11,766)	(6,085)	(2,209)	(303)
Interest income, net	837	6,518	15,712	2,157
Realized gain (loss) in investments	1,867	3,207	(3,062)	(420)
Unrealized holding (loss) gain in investments	(3,794)	3,910	2,022	278
Other (expenses) income, net	(618)	8	62	9
Loss from investments in subsidiaries, VIEs and VIEs’ subsidiaries	(16,192)	(2,597)	(11,724)	(1,610)
(Loss) Income before income taxes	(29,666)	4,961	801	111
Income tax (expense) benefit	—	—	—	—
Net (loss) income	(29,666)	4,961	801	111
Foreign currency translation adjustments	38,526	9,347	3,768	517
Comprehensive income	8,860	14,308	4,569	628

Schedule of Condensed Statements of Cash Flows

c. Condensed Statements of Cash Flows

	For the Year Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
Net cash provided by operating activities	16,945	931	8,955	1,229
Purchases of short-term investments under fair value	(175,848)	(103,145)	(34,337)	(4,715)
Purchases of long-term investments under fair value	(145,910)	(93,280)	(85,645)	(11,760)
Proceeds from maturity of investments	164,564	327,495	174,123	23,909
Net cash (used in) provided by investing activities	(157,194)	131,070	54,141	7,434
Proceeds from related parties loans	—	1,287	—	—
Repayment to related parties loans	—	1	—	—
Repurchase of ordinary shares	(239)	(159)	—	—
Net proceeds from option exercised	—	—	4,831	663
Dividends payment	—	—	(34,887)	(4,790)
Net cash (used in) provided by financing activities	(239)	1,129	(30,056)	(4,127)
Effect of exchange rate changes	27,389	(4,117)	2,152	297
Net (decrease) increase in cash and, cash equivalents and restricted cash	(113,099)	129,013	35,192	4,833
Cash and, cash equivalents and restricted cash at beginning of the year	179,086	65,987	195,000	26,775
Cash and cash equivalents and restricted cash at end of the year	65,987	195,000	230,192	31,608

Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	65,987	73,528	102,743	14,108
Restricted cash, current	—	—	—	—
Restricted cash, non-current	—	121,472	127,449	17,500
Total cash and cash equivalents and restricted cash	65,987	195,000	230,192	31,608

Supplemental disclosure of cash flow information:
Dividends payable offset against receivables from shareholders	—	—	1,711	235